DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Financial Instruments and Balances
The following table details the location and amounts recognized in the Consolidated Balance Sheets for client derivatives:

		December 31, 2016			December 31, 2015
			Estimated fair value			Estimated fair value
(Dollars in thousands)	Balance Sheet Location	Notional amount	Gain	Loss	Notional amount	Gain	Loss
Client derivatives - Instruments associated with loans
Matched interest rate swaps with borrower	Accrued interest and other assets and other liabilities	$677,028	$8,401	$(4,158)	$546,458	$13,981	$(44)
Matched interest rate swaps with counterparty	Accrued interest and other liabilities	677,028	4,158	(8,429)	546,458	44	(14,015)
Total		$1,354,056	$12,559	$(12,587)	$1,092,916	$14,025	$(14,059)

Disclosure by Type of Financial Instrument [Table Text Block]
The following table discloses the gross and net amounts of assets and liabilities recognized in the Consolidated Balance Sheets:

	December 31, 2016			December 31, 2015
(Dollars in thousands)	Gross amounts of recognized liabilities	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of assets presented in the Consolidated Balance Sheets	Gross amounts of recognized liabilities	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of assets presented in the Consolidated Balance Sheets
Client derivatives
Matched interest rate swaps	$12,587	$(462)	$12,125	$14,015	$(16,710)	$(2,695)

Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received
The following table details the derivative financial instruments, the average remaining maturities and the weighted-average interest rates being paid and received by First Financial at December 31, 2016:

				Weighted-Average Rate
(Dollars in thousands)	Notional amount	Average maturity (years)	Fair value	Receive	Pay
Asset conversion swaps
Receive fixed, matched interest rate swaps with borrower	$677,028	5.6	$4,243	4.10%	2.82%
Pay fixed, matched interest rate swaps with counterparty	677,028	5.6	(4,271)	2.82%	4.10%
Total asset conversion swaps	$1,354,056	5.6	$(28)	3.46%	3.46%